U.S. Securities and Exchange
Commission, Washington, D.C. 20549

FORM 24F-2: Annual Notice of Securities
Sold, Pursuant to Rule 24f-2

Read instructions at end of Form before
preparing Form. Please print or type.

1.  Name and address of issuer:
SUNAMERICA INCOME FUNDS
The SunAmerica Center
733 Third Avenue
New York, NY  10017-3204

2. Name of each series or class of funds for which this notice is filed:
     SunAmerica Federal Securities Fund
     SunAmerica Diversified Income Fund
     SunAmerica High Income Fund
     SunAmerica Tax Exempt Insured Fund
     SunAmerica U.S. Government Securities Fund

3.  Investment Company Act File Number:
     811-4708

    Securities Act File Number:
     33-6502

4. Last day of fiscal year for which this notice is filed:
     3/31/97

5. Check this box if this notice is being filed more than 120 days after the close of the issuer's fiscal year but before termination of issuer's 24f-2 declaration:[ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933, other than pursuant to Rule 24f-2 but which remained unsold at the beginning of the Registrant's fiscal year:
     NONE

8.  The number or amount of securities registered during
the fiscal period other than pursuant to Rule 24f-2:
       Number:   73,069,933

9.  The number and aggregate sale price of securities
sold during the fiscal year:
       Number:    19,752,049
      Sale Price: $136,246,682


10. The number and aggregate sale price of securities
sold during this fiscal year in reliance upon
registration pursuant to Rule 24f-2:
       Number:     19,752,049
      Sale Price: $136,246,682

11. The number and aggregate sale price of securities
sold during this fiscal year in connection with
dividend reinvestment plans, if applicable (see
Instruction B.7):
       Number:      4,454,824
      Sale Price:  $33,137,652

 12. Calculation of registration fee:
  (i)Actual aggregate sale price of
     securities sold during the fiscal
     year in reliance on Rule 24f-2
           (from Item 10):
$136,246,682

(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
$ 33,137,652

(iii)Aggregate price of shares redeemed or
     repurchased during the fiscal year
           (if applicable):
$377,718,905

 (iv)Aggregate price of shares redeemed or
     repurchased and previously applied as a
     reduction to filing fees pursuant to Rule
        24e-2 (if applicable):
($565,561,281)

  (v)Net aggregate price of securities sold
     and issued during the fiscal year in
     reliance on Rule 24f-2 [line (i), plus
     line(ii), less line (iii), plus line
         (iv)](if applicable):
($773,895,852)

 (vi)Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
           Instruction C.6):
x 1/33 of 1%


(vii)Fee due [line (i) or line (v) multiplied
            by line (vi)]:
$   -0-

Instruction: Issuers should complete lines (ii),
(iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other Procedures (17CFR
 202.3a).[ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



 By (Signature and Title)
     Robert M. Zakem, Secretary
 Date5/27/97


* Please print the name and title of the signing officer below the signature.
SUNAMERICA ASSET MANAGEMENT CORP.
THE SUNAMERICA CENTER
733 THIRD AVENUE
NEW YORK, NEW YORK 10017-3204


May 27, 1997


SunAmerica Income Funds
The SunAmerica Center
733 Third Avenue
New York, NY  10017-3204

Ladies and Gentlemen:

     You have requested my opinion for use in conjunction with a Rule 24f-2 Notice for SunAmerica
Income Funds (the "Fund") to be filed in respect of shares of the Fund ("Shares") sold for the fiscal year ended March 31, 1997, pursuant to the Fund's
Registration Statement filed with the Securities and Exchange Commission (the "SEC") under the
Securities Act of 1933 (File No. 33-6502)
("Registration Statement").

     In its Registration Statement, the Fund elected to register an indefinite number of Shares pursuant to the provisions of SEC Rule 24f-2.

     I have reviewed the amended Registration Statement of the Fund and such other documents and records deemed relevant. On the basis of the foregoing, it is my opinion that the Shares sold for the fiscal year ended March 31, 1997, the registration of which the Rule 24f-2 Notice makes definite in number, were legally issued, fully paid and non-assessable.

I consent to your filing this opinion as an Exhibit to the Rule 24f-2 Notice referred to above, the Registration Statement of the Fund and to any application or registration statement filed under the Securities Laws of any of the States of the United
States.


Very truly yours,


/s/Robert M. Zakem
Robert M. Zakem
Senior Vice President and
  General Counsel